Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiaries exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Share of income of subsidiaries on the Condensed Balance Sheets is comprised of the Parent Company’s net investment in its subsidiaries under the equity method of accounting.

As mentioned in Note 13, effective June 6, 2024, with the approval of the shareholders, the Company executed a forward stock split of its issued and unissued ordinary shares at a ratio of four-for-one. Each of the pre-split shares with a par value of $0.0001 has been converted into four post-split shares with a par value of $0.000025 per share. As a result of the stock split, the authorized share capital of the Company has become 2,000,000,000 shares with a par value of $0.000025 per share.

Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash	9	153	21
Total current assets	9	153	21

Non-current assets:
Investment in subsidiaries	272,841	283,952	38,902
Deferred IPO expenses	—	2,571	352
Total non-current assets	272,841	286,523	39,254
Total assets	272,850	286,676	39,275

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other liabilities	—	2,571	352
Amount due to related parties	—	146	20
Total liabilities	—	2,717	372

Commitments and contingencies
Shareholders’ equity:
Ordinary shares (US$0.000025 par value; 2,000,000,000 shares authorized; 45,666,376 shares issued and outstanding as of December 31, 2023 and 2024)*	8	8	1
Additional paid-in capital	203,150	203,150	27,832
Statutory reserve	31,311	32,647	4,473
Retained earnings	38,381	48,151	6,597
Accumulated other comprehensive income	—	3	—
Total shareholders’ equity	272,850	283,959	38,903
Total liabilities and shareholders’ equity	272,850	286,676	39,275

*	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.

Condensed Statements of Comprehensive Income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	—	—	(2)	—
Operating income
Share of income of subsidiaries	46,735	31,457	11,313	1,550
Net income	46,735	31,457	11,311	1,550
Other comprehensive income
Foreign currency translation adjustment	—	—	3	—
Total comprehensive income	46,735	31,457	11,314	1,550
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	46,735	31,457	11,311	1,550
Adjustments to reconcile net loss to net cash used in operating activities:
Amount due to subsidiary	—	—	—	—
Accrued expenses and other liabilities	—	—	2,571	352
Amount due to related parties	—	—	146	20
Equity in of subsidiaries	(46,735)	(31,457)	(11,313)	(1,550)
Net cash provided by operating activities	—	—	2,715	372

Cash flows from financing activities:
Proceeds from shareholder	—	9	—	—
Deferred issuance costs	—	—	(2,571)	(352)
Net cash used in financing activities	—	9	(2,571)	(352)
Changes in cash	—	9	144	20
Cash, beginning of year	—	—	9	1
Cash, end of year	—	9	153	21